Long-Term Debt - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020	Jul. 15, 2020	Jan. 15, 2020
Debt Instrument [Line Items]
Long-term debt, gross	$ 945,782	$ 1,549,792
Finance leases & other obligations	1,782	2,044
Unamortized premium on 11.6% Junior Subordinated Debentures		14,591
Unamortized discount on Senior Term Loan	(5,948)	(6,532)
Current portion of long term debt and capital leases	(11,404)	(11,481)
Deferred financing fees	(21,899)	(10,862)
Total long term debt, net	906,531	1,535,508
Senior Term Loan Due 2025
Debt Instrument [Line Items]
Long-term debt, gross		1,037,044
Senior Term Loan, due 2028
Debt Instrument [Line Items]
Long-term debt, gross	851,000
Revolving loans
Debt Instrument [Line Items]
Long-term debt, gross	$ 93,000	72,000
Senior term loans
Debt Instrument [Line Items]
Stated rate	6.375%		6.375%	6.375%
Senior Notes
Debt Instrument [Line Items]
Stated rate	6.375%
Long-term debt, gross		330,000
Junior Subordinated Debentures - Preferred
Debt Instrument [Line Items]
Stated rate	11.60%
Long-term debt, gross		105,443
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Long-term debt, gross		$ 3,261